Derivative Instruments - Schedule of Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Derivative assets (note 9)	$ 0	$ 1,622
Realized and unrealized gain on derivative instruments (note 9)	449	5,179	$ 564
Current portion of derivative assets (note 9)	0	2,087
Realized gain (loss) on Derivative Instruments
Derivative [Line Items]
Realized and unrealized gain on derivative instruments (note 9)	4,158	2,016	(868)
Unrealized gain (loss) on Derivative Instruments
Derivative [Line Items]
Realized and unrealized gain on derivative instruments (note 9)	(3,709)	3,163	1,432
Interest rate swap agreements | Realized gain (loss) on Derivative Instruments
Derivative [Line Items]
Realized and unrealized gain on derivative instruments (note 9)	4,168	532	(296)
Interest rate swap agreements | Unrealized gain (loss) on Derivative Instruments
Derivative [Line Items]
Realized and unrealized gain on derivative instruments (note 9)	(3,709)	3,159	1,436
Forward freight agreements | Realized gain (loss) on Derivative Instruments
Derivative [Line Items]
Realized and unrealized gain on derivative instruments (note 9)	(10)	1,484	(572)
Forward freight agreements | Unrealized gain (loss) on Derivative Instruments
Derivative [Line Items]
Realized and unrealized gain on derivative instruments (note 9)	0	4	$ (4)
Reported Value Measurement
Derivative [Line Items]
Derivative assets (note 9)	0	1,622
Current portion of derivative assets (note 9)	0	2,087
Reported Value Measurement | Interest rate swap agreements
Derivative [Line Items]
Derivative assets (note 9)	0	1,622
Current portion of derivative assets (note 9)	$ 0	$ 2,087